Events after the reporting period	12 Months Ended
Mar. 31, 2019
Events After The Reporting Period [Abstract]
Events after reporting period
Events after the reporting period

Other than the items below, the directors are not aware of any matter material or otherwise arising since March 31, 2019 and up to the date of this report, not otherwise dealt with herein.

Dividend declared
The Board of Directors declared in respect of the fourth quarter of fiscal 2019 which ended on March 31, 2019, a dividend of 4 South African cents per ordinary share that was paid on June 3, 2019.

B-BBEE Property Transaction
All of the conditions precedent related to the B-BBEE transaction were fulfilled on May 17, 2019. The Stellenbosch property was transferred into the name of BIG on July 25, 2019. Once transfer of the Midrand property is concluded, MiX Enterprise will, similarly to the Stellenbosch property, conclude a lease agreement with BIG and will lease the premises in Midrand for an initial period of five years with an option to renew the lease for a further five-year period. The Midrand transfer is expected to be concluded during fiscal 2020. Refer to note 6 for further information regarding this transaction.

Changes to the Board
John Granara has been appointed as Chief Financial Officer (“CFO”) and Executive Vice President, effective July 8, 2019. John Granara will succeed Paul Dell, who has filled the role of interim CFO since early 2017 and who resigned from the Board as interim CFO and Director of the Company with effect from July 8, 2019. Paul will continue at MiX Telematics in an alternative senior role.